Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 29, 2016

Arrowpoint Asset Management, LLC (Arrowpoint Partners)—one of the advisors to Vanguard Variable Insurance Fund Small Company Growth Portfolio—recently changed its name to ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

All references to Arrowpoint Asset Management, LLC (Arrowpoint Partners) in the prospectus and summary prospectus are hereby replaced with ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 161B 032017

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 29, 2016

Important Changes to Vanguard Variable Insurance Fund Small Company Growth Portfolio

Arrowpoint Asset Management, LLC (Arrowpoint Partners)—one of the advisors to Vanguard Variable Insurance Fund Small Company Growth Portfolio—recently changed its name to ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

All references to Arrowpoint Asset Management, LLC (Arrowpoint Partners) in the Statement of Additional Information are hereby replaced with ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64F 032017